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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:                Nuveen Investment Solutions, Inc.
Address:             333 W. Wacker Dr., 30th Floor
                     Chicago, IL 60606

13F File Number:  145-6515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Mary E. Keefe
Title:          Vice President and Chief Compliance Officer
Phone:          312-917-7700

Signature, Place, and Date of Signing:

/s/ Mary E. Keefe                  Chicago, IL                August 12, 2011
-------------------                ----------------           ----------------
[Signature]                        [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]
None

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: $70,974
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File #          Name

1       028-11405                Nuveen Investments, Inc.

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
                                                                                            INVSTMT   ----VOTING
                                            -TITLE OF             VALUE  SHARES/  SH/ PUT/  DSCRETN-  AUTHORITY----
     NAME OF ISSUER                          CLASS-   --CUSIP--  X$1000  PRN AMT  PRN CALL  MANAGERS-           SOLE    SHARED  NONE
D    GUGGENHEIM FRONTIER MKTS                com      18383Q838     757    32300  sh        sole                  32300
D    CS COMMODITY RETURN STRATEGY FD         com      22544R305    5173   561628  sh        sole                 561628
D    FIDELITY NEW MARKETS INCOME FUND        com      315910836    2745   172423  sh        sole                 172423
D    GOLDMAN SACHS SHORT DURATION GOVT FUND  com      38141W307    4512   440215  sh        sole                 440215
D    ISHARES COMEX GOLD TRUST                com      464285105    2219   151590  sh        sole                 151590
D    ISHARES BARCLAYS 7-10 YR TSY BF FD      com      464287440     712     7430  sh        sole                   7430
D    ISHARES BARCLAYS 1-3 YR TSY BD FD       com      464287457    5885    69810  sh        sole                  69810
D    ISHARES BARCLAY AGENCY BOND ETF         com      464288166    3016    27240  sh        sole                  27240
D    ISHARES BARCLAYS 3-7 YR TSY BD FD       com      464288661    2696    23020  sh        sole                  23020
D    OLD MUTUAL DWIGHT INTERMED FIXED        com      68002T580    2432   243244  sh        sole                 243244
D    OLD MUTUAL DWIGHT SHORT TERM FIXED INC  com      68002T630    4514   448659  sh        sole                 448659
D    PIMCO LOW DURATION INSTL                com      693390304    5684   541287  sh        sole                 541287
D    PIMCO HIGH YIELD INSTL                  com      693390841    4261   455241  sh        sole                 455241
D    PIMCO GLOBAL BOND FUND UNHEDGED         com      693390874    2405   239527  sh        sole                 239527
D    PIMCO EMERGING MARKET BOND FUND         com      693391559    2731   242767  sh        sole                 242767
D    PIMCO CONVERTIBLE FUND                  com      693391831    4505   315502  sh        sole                 315502
D    PIMCO FOREIGN BOND FUND                 com      722005220    5627   511108  sh        sole                 511108
D    PIMCO COMMODITY REAL RETURN STRAT PCRI  com      722005667    1650   188734  sh        sole                 188734
D    PIMCO REAL RETURN ASSET FUND            com      72200Q505    1795   154120  sh        sole                 154120
D    SPDR S&P EMERGING MID EAST & AFRICA     com      78463X806     754    10178  sh        sole                  10178
D    SPDR BARCLAYS CAPITAL CONV SECS ETF     com      78464A359    1961    47270  sh        sole                  47270
D    VANGUARD EMERGING MARKETS ETF VWO       com      922042858    2562    52700  sh        sole                  52700
D    VANGUARD REIT ETF                       com      922908553    2378    39570  sh        sole                  39570